PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	¥ 884,156	$ 135,503	¥ 878,155
Tax recoverables	879,237	134,749	570,913
Deposits	31,774	4,870	17,391
Loan to third parties	19,107	2,928	73,557
Interest receivables	1,484	227	14,359
Staff advances	968	148	1,866
Others	49,458	7,580	61,908
Prepaid expenses and other current assets	¥ 1,866,184	$ 286,005	¥ 1,618,149